UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:  December 31, 2012

        Check here if Amendment []; Amendment Number: __________________

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   Ronald J. Juvonen

              Address:  c/o Downtown Associates, L.L.C.
                        674 Unionville Road, Suite 105
                        Kennett Square, PA 19348
                        -------------------------------

FORM 13F FILE NUMBER:  28-  07598
                            -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Ronald J. Juvonen
           ------------------
Title:     Managing Member
           ----------------
Phone:     (610) 925-3480
           ---------------

Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen           Kennett Square, PA           February 14, 2013
----------------------         --------------------         -------------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       11
---------------------------------------       --


Form 13F Information Table Value Total:       $57,419     (thousands)
---------------------------------------       -----------------------


List of Other Included Managers:     None
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                               Ronald J. Juvonen
                           Form 13F Information Table
                               December 31, 2012




                              Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                  Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
BGC PARTNERS INC                CL A      05541T101    5,202   1,503,542  SH         SOLE             1,503,542
BODY CENT CORP                  COM       09689U102      774      77,596  SH         SOLE                77,596
CARMAX INC                      COM       143130102    3,632      96,737  SH         SOLE                96,737
DREAMWORKS ANIMATION SKG INC    CL A      26153C103    6,197     373,987  SH         SOLE               373,987
GENTEX CORP                     COM       371901109      867      46,000  SH         SOLE                46,000
GREEN DOT CORP                  CL A      39304D102    4,880     400,000  SH         SOLE               400,000
GT ADVANCED TECHNOLOGIES INC    COM       36191U106    4,803   1,585,168  SH         SOLE             1,585,168
MTS SYS CORP                    COM       553777103    5,740     112,700  SH         SOLE               112,700
NETSCOUT SYS INC                COM       64115T104    8,246     317,280  SH         SOLE               317,280
SUPER MICRO COMPUTER INC        COM       86800U104   12,054   1,181,800  SH         SOLE             1,181,800
VASCO DATA SEC INTL INC         COM       92230Y104    5,024     615,650  SH         SOLE               615,650









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